Note 14 - Goodwill	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of goodwill [text block]
14.	GOODWILL
	2018	2017

Balance at end of previous year	31,401.9	30,511.2
Effect of movements in foreign exchange	1,224.8	489.7
Effect of application of IAS 29 (hyperinflation)	1,686.5	–
Acquisition, (write-off) and disposal through business combinations	(37.0)	401.0
Balance at the end of year	34,276.2	31,401.9

The carrying amount of goodwill was allocated to the different cash-generating units as follows:

	Functional currency	2018	2017
LAN:
Brazil	BRL	17,668.4	17,668.4
Goodwill		102,911.0	102,911.0
Non-controlling transactions (i)		(85,242.6)	(85,242.6)
Dominican Republic	DOP	3,510.1	3,163.6
Cuba (ii)	USD	2.0	2.7
Panama	PAB	1,346.3	1,149.3

LAS:
Argentina (iii)	ARS	1,950.7	443.9
Bolivia	BOB	1,370.6	1,170.1
Chile	CLP	48.7	47.0
Paraguay	PYG	873.2	786.1
Uruguay	UYU	177.4	170.7

NA:
Canada	CAD	7,328.8	6,800.1
		34,276.2	31,401.9

(i) It refers to the exchange of shareholdings operation occurred in
2013
as a result of the adoption of the predecessor basis of accounting.

(ii) The functional currency of Cuba, the Cuban convertible peso (CUC), has a fixed parity with the dollar (USD) at balance sheet date.

(iii)Variation refers mainly to application of inflation accounting and financial reporting in hyperinflationary economies, as described in Note
1
(b).

Annual impairment testing

The Company completed its annual impairment test for goodwill and concluded that, based on the assumptions described below, no
impairment charge was warranted.

The Company cannot predict whether an event that triggers impairment will occur, when it will occur or how it will affect the value of the asset reported. The Company believes that all of its estimates are reasonable: they are consistent with the Company’s internal reporting and reflect management’s best estimates. However, inherent uncertainties exist that management may
not
be able to control. While a change in the estimates used could have a material impact on the calculation of the fair values and trigger an impairment charge, the Company, based on the sensitivity analysis performed is not
aware of any reasonably possible change in a key assumption used that would cause a business unit’s carrying amount to exceed its recoverable amount.

Goodwill impairment testing relies on a number of critical judgments, estimates and assumptions. Goodwill, which accounted for approximately
36%
of total assets as of
December 31, 2018 (
36%
as of
December 31, 2017)
is tested for impairment at the cash-generating unit level (that is one
level below the reporting segments), at least annually. The cash-generating unit level is the lowest level at which goodwill is monitored for internal management purposes. In a business combination occurs, goodwill is allocated as from the acquisition date, to each of business units that are expected to benefit from the synergies of the combination.

The methodology used by the Company to determine the recoverable value of all its CGUs is the net fair value of selling expenses, using multiples of the profit before the financial result, income tax and depreciation and amortization expenses (“EBITDA”), observed in the market in previous comparable business transactions in the domestic and international brewing industry. The values used by the Company in this approach are based on external sources of information. This measurement is classified in level
2
of the fair value hierarchy, since the main source of information used by the Company to determine the recoverable value was EBITDA multiples practiced in observed transactions involving comparable businesses. As part of this multiples analysis, the Company has established that CGUs whose invested capital exceeds
7
times their EBITDA should have their recoverable value determined based on the value-in-use approach to determine if such amount exceeds their carrying amount. In the last analysis carried out by the Company, no
CGU met this criterion.

However, for the UGCs Brazil and the Dominican Republic, the Company also used discounted cash flow projections to determine the recoverable amount, in order to corroborate the conclusions reached by applying the net fair value of expenses approach, the recoverable amount of these UGCs does not
exceed their recoverable value. The selection of these UGCs considered quantitative and qualitative aspects, since UGC Brasil is the most representative for the Company, and for UGC Dominican Republic, the Company already had cash flow projections, used to determine the fair value of the issued in favor of ELJ (see Note
21
(
d.4
) for further details on the ELJ put option).

The key judgments, estimates and key assumptions used in the discounted free cash flow of these CGUs calculations are generally as follows:

▪	The first year of the model is based on management's best estimate of the free cash flow outlook for the current year;

▪
In the
second
to
fourth
years of the model, free cash flows are based on AB InBev's strategic plan as approved by key management. AB InBev's strategic plan is prepared per country and is based on external sources in respect of macro-economic assumptions, industry, inflation and foreign exchange rates, past experience and identified initiatives in terms of market share, revenue, variable and fixed cost, capital expenditure and working capital assumptions;

▪
From the
fifth
to the
tenth
year of the model, as well as for perpetuity, the cash flows are extrapolated using expected long-term consumer price indices and the growth of the beer market, based on external sources specific from each UGC;

▪	Projections are made in the functional currency of the business unit and discounted at the unit's weighted average cost of capital (“WACC”), considering sensitivities on this metric.

For our cash flow analysis, the growth rate applied ranged from
1.5%
to
3.6%.

The WACC applied in R$ for each CGU:

CGU	2018
Dominican Republic	12.14%
Brazil	11.20%

Although Ambev believes that its judgments, assumptions and estimates are appropriate, actual results may
differ from those estimates under different assumptions or market or macroeconomic conditions.